Stock-based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
The table below presents the status at December 31, 2014 of the cash-settled RSUs granted under the Key Associate Stock Plan and changes during 2014.

Cash-settled Restricted Units

Units
Outstanding at January 1, 2014	359,928,869
Granted	130,956,173
Vested	(162,061,256)
Canceled	(11,867,351)
Outstanding at December 31, 2014	316,956,435
The table below presents the status at December 31, 2014 of the share-settled restricted stock/units and changes during 2014.

Stock-settled Restricted Stock/Units

	Shares/Units	Weighted- average Grant Date Fair Value
Outstanding at January 1, 2014	71,202,751	$12.05
Granted	2,064,195	16.63
Vested	(42,209,408)	14.27
Canceled	(1,174,769)	10.45
Outstanding at December 31, 2014	29,882,769	$9.30

Schedule of Share-based Compensation, Stock Options, Activity
The table below presents the status of all option plans at December 31, 2014 and changes during 2014.

Stock Options

	Options	Weighted- average Exercise Price
Outstanding at January 1, 2014	122,168,691	$48.23
Forfeited	(34,081,637)	46.32
Outstanding at December 31, 2014	88,087,054	48.96
Options vested and exercisable at December 31, 2014	88,087,054	48.96